Other non-current liabilities - Disclosure of Other Non-Current Liability (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other non-current liabilities
Liabilities to BeST investment agreement (*)	₺ 1,027,057	₺ 1,093,001
Consideration payable in relation to the acquisition of Boyut Enerji		5,396
Deferred revenue	86,411	8,194
Other non-current liabilities	₺ 1,113,468	₺ 1,106,591